ACCOUNTING STANDARDS AND BASIS OF PRESENTATION - Revision of prior period financials (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVESTMENT ACTIVITIES
Proceeds from sales of financial assets	$ 8,657,999
Investment in financial assets	(482,849)	$ (2,630,731)
Net cash flows generated (used in) by investing activities	3,966,879	(12,195,310)
FINANCING ACTIVITIES
Purchase of own shares		(1,608,560)
Net cash flows generated by financing activities	17,777,727	12,173,742
Net increase (decrease) in cash and cash equivalents	1,877,098	(23,667,227)
Inflation effects on cash and cash equivalents	(3,592,117)	(1,655,143)
Cash and cash equivalents as of beginning of the period	36,046,113	42,522,861
Effect of exchange rate changes on cash and equivalents	2,035,037	1,929,715
Cash and cash equivalents as of the end of the period	$ 36,366,131	19,130,206
Changes in accounting treatment of short-term investments and purchases of treasury shares
INVESTMENT ACTIVITIES
Investment in financial assets		(2,630,731)
Net cash flows generated (used in) by investing activities		(2,630,731)
FINANCING ACTIVITIES
Purchase of own shares		(1,608,560)
Net cash flows generated by financing activities		(1,608,560)
Net increase (decrease) in cash and cash equivalents		(23,667,227)
Inflation effects on cash and cash equivalents		(1,655,143)
Cash and cash equivalents as of beginning of the period		42,522,861
Effect of exchange rate changes on cash and equivalents		1,929,715
Cash and cash equivalents as of the end of the period		19,130,206
Previously reported | Changes in accounting treatment of short-term investments and purchases of treasury shares
INVESTMENT ACTIVITIES
Proceeds from sales of financial assets		12,732,709
Purchase of own shares		(1,608,560)
Net cash flows generated (used in) by investing activities		11,124,149
FINANCING ACTIVITIES
Net increase (decrease) in cash and cash equivalents		(8,303,787)
Inflation effects on cash and cash equivalents		(403,950)
Cash and cash equivalents as of beginning of the period		27,159,421
Effect of exchange rate changes on cash and equivalents		678,522
Cash and cash equivalents as of the end of the period		19,130,206
Adjustments | Changes in accounting treatment of short-term investments and purchases of treasury shares
INVESTMENT ACTIVITIES
Proceeds from sales of financial assets		(12,732,709)
Investment in financial assets		(2,630,731)
Purchase of own shares		1,608,560
Net cash flows generated (used in) by investing activities		(13,754,880)
FINANCING ACTIVITIES
Purchase of own shares		(1,608,560)
Net cash flows generated by financing activities		(1,608,560)
Net increase (decrease) in cash and cash equivalents		(15,363,440)
Inflation effects on cash and cash equivalents		(1,251,193)
Cash and cash equivalents as of beginning of the period		15,363,440
Effect of exchange rate changes on cash and equivalents		$ 1,251,193